FINANCIAL INSTRUMENTS AND FINANCIAL RISK (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cash	$ 455,628	$ 548,907
Current liabilities	$ 355,507	$ 284,561